T. ROWE PRICE Equity Index 500 Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.8%
COMMUNICATION SERVICES  10.3%
Diversified Telecommunication Services  0.9%
AT&T  4,369,344 126,667
Comcast, Class A  2,237,463 64,237
Verizon Communications  2,632,283 132,141
323,045
Entertainment  1.4%
Electronic Arts  140,528 28,649
Live Nation Entertainment (1) 99,953 15,244
Netflix (1) 2,636,715 253,520
Take-Two Interactive Software (1) 108,698 21,468
TKO Group Holdings  41,509 8,370
Walt Disney  1,105,558 106,554
Warner Bros Discovery (1) 1,554,824 42,696
476,501
Interactive Media & Services  7.6%
Alphabet, Class A  3,637,409 1,045,973
Alphabet, Class C  2,922,203 838,263
Meta Platforms, Class A  1,366,649 781,901
2,666,137
Media  0.2%
Charter Communications, Class A (1)(2) 53,060 11,455
EchoStar, Class A (1)(2) 84,113 9,847
Fox, Class A  123,056 7,187
Fox, Class B  84,219 4,472
News, Class A  237,351 5,917
News, Class B (2) 70,437 2,008
Omnicom Group  199,709 15,040
Paramount Skydance, Class B  198,338 1,789
Trade Desk, Class A (1) 280,790 6,371
64,086
Wireless Telecommunication Services  0.2%
T-Mobile U.S.  295,390 62,041
62,041
Total Communication Services 3,591,810

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  9.7%
Automobile Components  0.0%
Aptiv (1) 131,005 9,097
9,097
Automobiles  2.1%
Ford Motor  2,450,183 28,275
General Motors  563,001 41,944
Tesla (1) 1,756,986 653,159
723,378
Broadline Retail  3.7%
Amazon.com (1) 6,103,980 1,271,276
eBay  282,981 25,757
1,297,033
Distributors  0.0%
Genuine Parts  88,103 9,317
Pool  20,516 4,151
13,468
Hotels, Restaurants & Leisure  1.8%
Airbnb, Class A (1) 266,258 33,623
Booking Holdings  20,187 84,994
Carnival  718,658 18,599
Chipotle Mexican Grill (1) 809,625 25,916
Darden Restaurants (2) 72,822 14,276
Domino's Pizza  19,593 7,030
DoorDash, Class A (1) 233,069 34,995
Expedia Group  73,257 16,914
Hilton Worldwide Holdings  142,812 43,426
Las Vegas Sands  190,494 10,264
Marriott International, Class A  137,007 44,811
McDonald's  444,553 138,163
MGM Resorts International (1) 116,172 4,299
Norwegian Cruise Line Holdings (1)(2) 286,257 5,353
Royal Caribbean Cruises  156,704 43,122
Starbucks  711,754 63,766
Wynn Resorts (2) 52,725 5,354
Yum! Brands  174,151 27,077
621,982
Household Durables  0.2%
DR Horton  167,362 22,965
Garmin  103,049 23,908
Lennar, Class A  133,229 11,570

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
NVR (1) 1,778 11,717
PulteGroup  122,035 14,353
84,513
Leisure Products  0.0%
Hasbro  84,388 7,899
7,899
Specialty Retail  1.7%
AutoZone (1) 10,374 35,041
Best Buy  123,158 7,907
Carvana (1) 88,957 27,966
Home Depot  621,626 204,447
Lowe's  351,103 82,959
O'Reilly Automotive (1) 527,312 48,676
Ross Stores  201,457 43,642
TJX  692,995 110,671
Tractor Supply  331,776 15,029
Ulta Beauty (1) 27,463 14,355
Williams-Sonoma  73,860 13,467
604,160
Textiles, Apparel & Luxury Goods  0.2%
Deckers Outdoor (1) 87,402 8,748
Lululemon Athletica (1) 65,884 10,087
NIKE, Class B  744,577 39,328
Ralph Lauren  24,218 8,331
Tapestry  126,610 17,866
84,360
Total Consumer Discretionary 3,445,890
CONSUMER STAPLES  5.3%
Beverages  1.1%
Brown-Forman, Class B (2) 111,574 2,950
Coca-Cola  2,417,272 183,834
Constellation Brands, Class A  88,261 13,239
Keurig Dr Pepper  852,258 22,440
Molson Coors Beverage, Class B  106,451 4,584
Monster Beverage (1) 445,863 32,307
PepsiCo  853,064 132,472
391,826
Consumer Staples Distribution & Retail  2.1%
Costco Wholesale  277,447 276,457
Dollar General  138,957 16,498
Dollar Tree (1) 117,028 12,816

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Kroger  361,979 26,193
Sysco  299,444 21,359
Target  285,136 34,558
Walmart  2,737,961 340,274
728,155
Food Products  0.5%
Archer-Daniels-Midland  300,870 21,870
Bunge Global  86,111 10,953
Campbell's Company (2) 125,986 2,806
Conagra Brands  305,423 4,801
General Mills  337,676 12,568
Hershey  92,692 19,270
Hormel Foods  186,666 4,228
J M Smucker  67,996 6,558
Kraft Heinz  537,411 12,087
McCormick  159,810 8,061
Mondelez International, Class A  798,561 46,029
Tyson Foods, Class A  177,216 11,354
160,585
Household Products  0.8%
Church & Dwight  150,341 14,030
Clorox  77,509 8,032
Colgate-Palmolive  503,279 42,894
Kimberly-Clark  208,042 20,070
Procter & Gamble  1,451,211 209,613
294,639
Personal Care Products  0.1%
Estee Lauder, Class A  155,243 11,142
Kenvue  1,199,429 20,678
31,820
Tobacco  0.7%
Altria Group  1,050,928 69,351
Philip Morris International  971,857 160,687
230,038
Total Consumer Staples 1,837,063
ENERGY  4.0%
Energy Equipment & Services  0.3%
Baker Hughes  617,777 37,715
Halliburton  526,922 20,545
SLB  936,650 48,134
106,394

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels  3.7%
APA  225,008 9,549
Chevron  1,170,614 242,200
ConocoPhillips  764,463 100,909
Coterra Energy  476,685 16,751
Devon Energy  392,737 19,763
Diamondback Energy  121,506 24,033
EOG Resources  338,332 48,913
EQT  384,119 24,445
Expand Energy  150,402 16,511
Exxon Mobil  2,610,377 442,877
Kinder Morgan  1,223,154 41,012
Marathon Petroleum  183,757 44,870
Occidental Petroleum  450,268 29,267
ONEOK  393,937 35,608
Phillips 66  252,251 45,955
Targa Resources  135,011 33,851
Texas Pacific Land  36,342 17,246
Valero Energy  190,101 46,970
Williams  764,545 55,644
1,296,374
Total Energy 1,402,768
FINANCIALS  12.5%
Banks  3.5%
Bank of America  4,143,248 201,983
Citigroup  1,090,680 123,694
Citizens Financial Group  268,894 16,126
Fifth Third Bancorp  563,095 26,161
Huntington Bancshares  1,266,684 19,824
JPMorgan Chase  1,684,237 495,435
KeyCorp  586,487 11,759
M&T Bank  95,410 19,723
PNC Financial Services Group  252,375 52,517
Regions Financial  542,315 14,165
Truist Financial  785,765 36,122
U.S. Bancorp  973,157 50,614
Wells Fargo  1,930,617 153,696
1,221,819
Capital Markets  3.2%
Ameriprise Financial  56,735 25,213
Ares Management, Class A  129,144 14,090
Bank of New York Mellon  428,861 50,876

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Blackrock  90,332 86,873
Blackstone  463,631 53,313
Cboe Global Markets  65,515 18,414
Charles Schwab  1,045,688 98,274
CME Group  225,750 66,675
Coinbase Global, Class A (1) 138,697 24,218
FactSet Research Systems  23,877 5,181
Franklin Resources  193,462 4,570
Goldman Sachs Group  187,241 158,404
Interactive Brokers Group, Class A  280,401 18,807
Intercontinental Exchange  356,342 56,045
Invesco  281,650 6,841
KKR  431,364 39,901
Moody's  95,791 41,789
Morgan Stanley  750,880 123,572
MSCI  45,666 24,614
Nasdaq  283,171 24,038
Northern Trust  115,432 16,111
Raymond James Financial  110,384 15,983
Robinhood Markets, Class A (1) 490,041 33,960
S&P Global  190,886 81,191
State Street  173,513 21,960
T. Rowe Price Group (3) 136,638 12,317
1,123,230
Consumer Finance  0.5%
American Express  334,181 101,083
Capital One Financial  389,840 71,119
Synchrony Financial  220,777 15,017
187,219
Financial Services  3.6%
Apollo Global Management  289,805 32,290
Berkshire Hathaway, Class B (1) 1,145,522 548,934
Block (1) 344,587 20,737
Corpay (1) 43,799 12,745
Fidelity National Information Services  324,217 15,209
Fiserv (1) 333,782 18,625
Global Payments  148,226 9,976
Jack Henry & Associates  45,986 7,268
Mastercard, Class A  508,597 254,126
PayPal Holdings  580,552 26,258
Visa, Class A  1,049,971 317,343
1,263,511

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Insurance  1.7%
Aflac  293,923 32,246
Allstate  161,798 33,547
American International Group  333,824 25,120
Aon, Class A  134,207 43,319
Arch Capital Group (1) 222,121 21,322
Arthur J Gallagher  161,366 34,949
Assurant  31,868 6,941
Brown & Brown  184,943 12,060
Chubb  226,852 73,938
Cincinnati Financial  97,680 15,370
Erie Indemnity, Class A (2) 15,909 3,998
Everest Group  25,008 8,174
Globe Life  51,007 7,099
Hartford Insurance Group  174,453 23,591
Loews  106,950 11,416
Marsh & McLennan  301,708 52,331
MetLife  344,376 24,354
Principal Financial Group  125,172 11,279
Progressive  367,113 72,777
Prudential Financial  215,991 21,100
Travelers  134,664 39,279
W R Berkley  189,856 12,584
Willis Towers Watson  59,374 17,260
604,054
Total Financials 4,399,833
HEALTH CARE  9.4%
Biotechnology  1.8%
AbbVie  1,103,689 240,041
Amgen  337,112 118,613
Biogen (1) 91,847 16,838
Gilead Sciences  776,720 108,251
Incyte (1) 102,792 9,675
Moderna (1)(2) 217,973 11,073
Regeneron Pharmaceuticals  62,941 48,631
Vertex Pharmaceuticals (1) 158,722 70,876
623,998
Health Care Equipment & Supplies  1.8%
Abbott Laboratories  1,085,274 111,425
Align Technology (1) 42,413 7,271
Baxter International (2) 328,814 5,524
Becton Dickinson & Company  177,064 27,840

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Boston Scientific (1) 928,080 58,237
Cooper (1) 125,797 8,994
Dexcom (1) 244,182 15,335
Edwards Lifesciences (1) 361,301 28,933
GE HealthCare Technologies  286,257 20,376
Hologic (1) 140,885 10,649
IDEXX Laboratories (1) 49,991 28,089
Insulet (1) 44,608 9,361
Intuitive Surgical (1) 222,132 102,401
Medtronic  802,979 69,578
ResMed  91,839 20,616
Solventum (1) 94,014 6,139
STERIS  62,214 13,757
Stryker  215,474 70,803
Zimmer Biomet Holdings  124,994 11,302
626,630
Health Care Providers & Services  1.5%
Cardinal Health  146,397 30,935
Cencora  121,378 38,130
Centene (1) 293,028 9,594
Cigna Group  164,112 43,777
CVS Health  794,726 57,077
DaVita (1) 21,795 3,350
Elevance Health  138,772 40,625
HCA Healthcare  97,541 46,160
Henry Schein (1) 63,774 4,700
Humana  76,061 13,188
Labcorp Holdings  52,424 13,987
McKesson  76,388 66,103
Quest Diagnostics  69,648 13,650
UnitedHealth Group  565,530 153,027
Universal Health Services, Class B  34,585 6,190
540,493
Life Sciences Tools & Services  0.8%
Agilent Technologies  178,272 20,319
Bio-Techne (2) 99,955 5,224
Charles River Laboratories International (1) 31,294 5,398
Danaher  393,290 74,568
IQVIA Holdings (1) 105,337 17,964
Mettler-Toledo International (1) 12,790 16,131
Revvity (2) 70,992 6,220
Thermo Fisher Scientific  234,469 115,248
Waters (1) 62,127 18,501

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
West Pharmaceutical Services  45,390 11,377
290,950
Pharmaceuticals  3.5%
Bristol-Myers Squibb  1,274,477 77,297
Eli Lilly  494,993 455,280
Johnson & Johnson  1,505,247 367,943
Merck  1,549,701 186,414
Pfizer  3,559,510 99,951
Viatris  721,134 9,742
Zoetis  262,613 31,043
1,227,670
Total Health Care 3,309,741
INDUSTRIALS & BUSINESS SERVICES  9.1%
Aerospace & Defense  2.3%
Axon Enterprise (1) 49,496 21,021
Boeing (1) 489,876 97,500
General Dynamics  158,742 54,483
General Electric  654,880 185,835
Howmet Aerospace  249,950 57,604
Huntington Ingalls Industries  24,569 9,334
L3Harris Technologies  117,058 40,403
Lockheed Martin  126,303 76,336
Northrop Grumman  83,172 56,743
RTX  839,380 161,916
Textron  107,307 9,396
TransDigm Group  35,259 40,864
811,435
Air Freight & Logistics  0.3%
CH Robinson Worldwide  74,835 12,428
Expeditors International of Washington  83,910 12,018
FedEx  134,775 48,004
United Parcel Service, Class B  461,171 45,370
117,820
Building Products  0.5%
A.O. Smith  71,783 4,733
Allegion  54,129 7,864
Builders FirstSource (1) 68,760 5,661
Carrier Global  492,928 27,757
Johnson Controls International  380,356 49,808
Lennox International (2) 20,186 9,369
Masco  124,966 7,544

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Trane Technologies  138,600 57,760
170,496
Commercial Services & Supplies  0.5%
Cintas  211,659 35,800
Copart (1) 557,829 18,520
Republic Services  125,179 27,417
Rollins  177,329 9,471
Veralto  157,264 13,905
Waste Management  232,038 53,320
158,433
Construction & Engineering  0.3%
Comfort Systems USA  22,136 30,525
EMCOR Group  28,270 20,872
Quanta Services  93,355 51,254
102,651
Electrical Equipment  1.2%
AMETEK  144,121 30,894
Eaton  243,084 86,944
Emerson Electric  351,716 46,082
GE Vernova  168,255 146,870
Generac Holdings (1) 36,996 7,226
Hubbell (2) 33,529 16,454
Rockwell Automation  70,291 25,226
Vertiv Holdings, Class A  239,037 59,898
419,594
Ground Transportation  0.9%
CSX  1,167,750 47,936
JB Hunt Transport Services  47,746 10,117
Norfolk Southern  140,505 40,325
Old Dominion Freight Line  115,202 22,510
Uber Technologies (1) 1,284,228 92,375
Union Pacific  371,346 90,096
303,359
Industrial Conglomerates  0.4%
3M  328,161 47,659
Honeywell International  397,467 89,839
137,498
Machinery  1.8%
Caterpillar  290,535 205,833
Cummins  86,320 46,442
Deere  157,391 88,658

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Dover  83,633 17,433
Fortive  191,046 10,561
IDEX  47,445 8,993
Illinois Tool Works  163,354 42,520
Ingersoll Rand  225,105 18,035
Nordson  34,019 9,051
Otis Worldwide  243,991 18,807
PACCAR  329,683 38,078
Parker-Hannifin  78,823 70,566
Pentair  103,885 9,050
Snap-on  33,040 12,001
Stanley Black & Decker  98,638 7,009
Westinghouse Air Brake Technologies  107,031 26,748
Xylem  152,631 18,239
648,024
Passenger Airlines  0.2%
Delta Air Lines  407,110 27,065
Southwest Airlines  303,633 11,407
United Airlines Holdings (1) 202,686 18,661
57,133
Professional Services  0.4%
Automatic Data Processing  250,940 50,986
Broadridge Financial Solutions  74,017 12,026
Equifax  76,629 13,799
Jacobs Solutions  72,327 9,206
Leidos Holdings  80,049 12,449
Paychex  203,351 18,733
Verisk Analytics  87,259 16,557
133,756
Trading Companies & Distributors  0.3%
Fastenal  718,738 33,350
United Rentals  39,629 28,872
W.W. Grainger  27,388 29,875
92,097
Total Industrials & Business Services 3,152,296
INFORMATION TECHNOLOGY  32.8%
Communications Equipment  1.1%
Arista Networks (1) 646,463 79,373
Ciena (1) 88,550 34,378
Cisco Systems  2,467,056 191,419
F5 (1) 34,836 10,079

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Lumentum Holdings (1) 44,613 31,352
Motorola Solutions  103,222 44,795
391,396
Electronic Equipment, Instruments & Components  0.9%
Amphenol, Class A  766,313 96,824
CDW  82,713 10,010
Coherent (1) 117,147 27,906
Corning  488,435 66,412
Jabil  66,888 17,767
Keysight Technologies (1) 107,592 30,381
TE Connectivity  184,180 38,497
Teledyne Technologies (1) 29,614 17,917
Zebra Technologies, Class A (1) 30,086 6,290
312,004
IT Services  0.8%
Accenture, Class A  383,809 76,106
Akamai Technologies (1) 90,355 10,377
Cognizant Technology Solutions, Class A  302,173 18,538
EPAM Systems (1) 35,060 4,747
Gartner (1) 43,425 6,876
GoDaddy, Class A (1) 84,618 6,996
International Business Machines  583,527 141,441
VeriSign  52,236 12,973
278,054
Semiconductors & Semiconductor Equipment  14.4%
Advanced Micro Devices (1) 1,019,221 207,340
Analog Devices  304,878 96,994
Applied Materials  495,574 169,382
Broadcom  2,962,565 916,944
First Solar (1) 66,781 13,173
Intel (1) 2,933,838 129,470
KLA  81,813 120,462
Lam Research  779,688 166,588
Microchip Technology  338,434 21,866
Micron Technology  702,709 237,403
Monolithic Power Systems  29,993 32,793
NVIDIA  15,182,997 2,647,915
NXP Semiconductors  158,283 31,160
ON Semiconductor (1) 243,966 15,106
Qnity Electronics  132,003 15,231
QUALCOMM  665,680 85,726
Skyworks Solutions  94,061 5,037

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Teradyne  97,442 28,888
Texas Instruments  566,356 109,952
5,051,430
Software  8.2%
Adobe (1) 255,949 62,216
AppLovin, Class A (1) 169,461 67,446
Autodesk (1) 132,745 31,779
Cadence Design Systems (1) 170,411 47,352
Crowdstrike Holdings, Class A (1) 156,725 61,187
Datadog, Class A (1) 203,323 24,002
Fair Isaac (1) 14,843 15,846
Fortinet (1) 391,608 32,002
Gen Digital  350,663 6,603
Intuit  173,579 75,052
Microsoft  4,639,525 1,717,413
Oracle  1,059,559 155,872
Palantir Technologies, Class A (1) 1,426,479 208,665
Palo Alto Networks (1) 504,922 80,949
PTC (1) 75,634 10,777
Roper Technologies  66,225 23,434
Salesforce  584,783 109,161
ServiceNow (1) 648,872 67,840
Synopsys (1) 119,544 47,397
Trimble (1) 150,804 9,837
Tyler Technologies (1) 27,341 9,361
Workday, Class A (1) 132,073 17,159
2,881,350
Technology Hardware, Storage & Peripherals  7.4%
Apple  9,172,904 2,327,991
Dell Technologies, Class C  184,789 30,330
Hewlett Packard Enterprise  829,865 19,759
HP  566,175 10,876
NetApp  122,415 12,534
Sandisk (1) 92,545 58,798
Seagate Technology Holdings  136,773 53,582
Super Micro Computer (1)(2) 316,220 7,200
Western Digital  212,169 57,390
2,578,460
Total Information Technology 11,492,694
MATERIALS  2.2%
Chemicals  1.2%
Air Products & Chemicals  139,331 40,474

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Albemarle  73,314 13,162
CF Industries Holdings  95,257 12,368
Corteva  423,047 35,413
Dow  447,674 18,646
DuPont de Nemours  252,609 11,569
Ecolab  159,588 42,454
International Flavors & Fragrances  161,859 11,743
Linde  291,496 144,512
LyondellBasell Industries, Class A  161,219 12,988
Mosaic  203,230 5,182
PPG Industries  140,495 15,016
Sherwin-Williams  144,332 46,266
409,793
Construction Materials  0.3%
CRH  419,626 44,111
Martin Marietta Materials  37,829 22,269
Vulcan Materials  82,892 22,572
88,952
Containers & Packaging  0.2%
Amcor  291,103 11,571
Avery Dennison  49,158 8,489
Ball  167,788 9,918
International Paper  333,299 11,899
Packaging Corp. of America  56,396 11,968
Smurfit Westrock  317,884 12,668
66,513
Metals & Mining  0.5%
Freeport-McMoRan  901,696 53,002
Newmont  682,798 73,913
Nucor  143,282 24,229
Steel Dynamics  85,945 15,470
166,614
Total Materials 731,872
REAL ESTATE  1.9%
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  98,271 4,562
Healthpeak Properties, REIT  438,882 7,211
Ventas, REIT  288,566 23,599
Welltower, REIT  435,988 86,199
121,571

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotel & Resort Real Estate Investment Trusts  0.0%
Host Hotels & Resorts, REIT  399,845 7,661
7,661
Industrial Real Estate Investment Trusts  0.2%
Prologis, REIT  581,515 76,865
76,865
Office Real Estate Investment Trusts  0.0%
BXP, REIT  93,117 4,833
4,833
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 180,537 24,456
CoStar Group (1) 265,427 10,707
35,163
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  88,543 14,463
Camden Property Trust, REIT  63,266 6,179
Equity Residential, REIT  212,564 12,573
Essex Property Trust, REIT  40,632 9,833
Invitation Homes, REIT  354,680 8,814
Mid-America Apartment Communities, REIT  73,834 9,017
UDR, REIT  187,182 6,323
67,202
Retail Real Estate Investment Trusts  0.3%
Federal Realty Investment Trust, REIT  49,164 5,222
Kimco Realty, REIT  427,689 9,610
Realty Income, REIT  571,907 34,989
Regency Centers, REIT  103,024 7,795
Simon Property Group, REIT  204,384 38,124
95,740
Specialized Real Estate Investment Trusts  0.8%
American Tower, REIT  293,083 50,580
Crown Castle, REIT  273,199 22,214
Digital Realty Trust, REIT  201,326 36,281
Equinix, REIT  61,626 60,408
Extra Space Storage, REIT  132,849 17,421
Iron Mountain, REIT  185,060 18,902
Public Storage, REIT  98,866 26,781
SBA Communications, REIT  66,709 11,481
VICI Properties, REIT  673,472 18,399

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Weyerhaeuser, REIT  455,172 11,120
273,587
Total Real Estate 682,622
UTILITIES  2.6%
Electric Utilities  1.7%
Alliant Energy (2) 162,140 11,635
American Electric Power  335,105 43,925
Constellation Energy  194,291 54,256
Duke Energy  486,853 63,748
Edison International  240,907 17,630
Entergy  280,156 31,478
Evergy  145,785 11,943
Eversource Energy  232,313 16,095
Exelon  632,502 31,005
FirstEnergy  325,498 16,490
NextEra Energy  1,303,213 121,042
NRG Energy  131,537 19,223
PG&E  1,378,047 24,212
Pinnacle West Capital (2) 76,267 7,684
PPL  463,135 17,692
Southern  689,345 66,536
Xcel Energy  369,794 29,376
583,970
Gas Utilities  0.1%
Atmos Energy  101,392 18,729
18,729
Independent Power & Renewable Electricity
Producers  0.1%
AES  456,025 6,425
Vistra  199,398 29,976
36,401
Multi-Utilities  0.7%
Ameren  169,350 18,615
CenterPoint Energy  408,746 17,642
CMS Energy  189,693 14,716
Consolidated Edison  226,158 25,597
Dominion Energy  534,599 33,049
DTE Energy  130,024 19,012
NiSource  298,389 13,923
Public Service Enterprise Group  313,159 25,350
Sempra  408,616 39,705

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
WEC Energy Group  202,811 23,479
231,088
Water Utilities  0.0%
American Water Works  122,163 16,625
16,625
Total Utilities 886,813
Total Common Stocks (Cost $8,986,868) 34,933,402
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 3.71% (3)(4) 34,685,455 34,685
Total Short-Term Investments (Cost $34,685) 34,685
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(4) 27,756,099 27,756
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 27,756
Total Securities Lending Collateral (Cost $27,756) 27,756
Total Investments in Securities  100.0%
(Cost $9,049,309) $ 34,995,843
Other Assets Less Liabilities 0.0% 13,711
Net Assets 100.0% $ 35,009,554
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2026.
(3) Affiliated Companies
(4) Seven-day yield
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 229 S&P 500 E-Mini Index contracts 6/26 75,235 $ (983)
Net payments (receipts) of variation margin to date 2,298
Variation margin receivable (payable) on open futures contracts $ 1,315

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 388 $ (2,078) $ 178
T. Rowe Price Government Reserve Fund,
3.71% — — 695
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ 388# $ (2,078) $ 873+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Group  $ 14,657 $ — $ 262 $ 12,317
T. Rowe Price Government
Reserve Fund, 3.71% 176,228  ¤  ¤ 34,685
T. Rowe Price Treasury
Reserve Fund, 3.68% 32,266  ¤  ¤ 27,756
Total $ 74,758^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $873 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $68,437.

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Equity Index 500 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Equity Index 500 Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F50-054Q1 03/26